Product Warranties - Summary of Changes in Product Warranty Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 27.1	$ 27.0	$ 26.2
Accruals for product warranties	14.0	12.1	13.1
Settlements made in cash or in kind	(9.7)	(12.0)	(12.3)
Balance at end of period	$ 31.4	$ 27.1	$ 27.0